SHARE-BASED COMPENSATION - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 8.4	$ 5.9
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	2.3	2.0
Restricted, Performance and Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 6.1	$ 3.9